Related Party Transactions (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Zhejiang Zhonggong Machinery Co., Ltd. [Member]
Withdraw funds from related parties	$ 2,973,428	$ 2,411,891
Deposit funds with related parties	2,900,905	2,411,891
Cenntro Holding Limited [Member]
Withdraw funds from related parties	$ 2,454,835